UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
Form 13F
Form 13F COVER PAGE
Report for the Calendar Year or Quarter Ended: June 30,
2012
Check here if Amendment [ ]; Amendment Number: 1
This Amendment (Check only one):[ ] is a restatement
[ ] adds new holdings entries.
Institutional Investment Manager Filing this Report:
YieldQuest Advisors
3280 Peachtree Rd.
Suite 2600
Atlanta, GA  30305
Form 13F File Number: 028-12339
Person Signing this Report on Behalf of Reporting Manager:
Gary Schwartz, Compliance Officer, (404) 446-3370
ATTENTION--Intentional misstatements or omissions of facts constitute
Federal Criminal Violations.
See 18 U.S.C. 1001 and 15 U.S.C. 78ff(a)
The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Signature, Place and Date of Signing:
/s/ Gary Schwartz                 Atlanta, Georgia
                                 August 8, 2012
Report Type (Check only one):[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)
[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting
manager(s).)
[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other manager(s).)

Form 13F SUMMARY PAGE
Report Summary

Number of Other Included Managers:  0
Form 13F Information Table Entry Total:   26
Form 13F Information Table Value Total:  $2,445 (x1000)

List of Other Included Managers:  NONE

Name of Issuer   Title of Class   Cusip      Value       SHRS/PRN AMT      Investment  Other             Voting Authority
                                            (x$1000)    CALL/PUT          Discretion Managers        Sole    Shared    None
BLACKROCK CREDIT ALLOC III	COM	09249V103	282	24699 SH	SOLE		24699
HELIOS STRATEGIC INCOME FUND	COM	42328A203	68	11100 SH	SOLE		11100
ISHARES BARCLAYS 1-3 YEAR CR	COM	464288646	126	1200 SH		SOLE		1200
VANGUARD S/T CORP BOND ETF	COM	92206C409	194	2450 SH		SOLE		2450
ZWEIG TOTAL RETURN FUND INC	COM	989837208	117	9500 SH		SOLE		9500
BLACKROCK CREDIT ALLOC III	COM	09249V103	155	13562 SH	SHARED			13562
ISHARES BARCLAYS 1-3 YEAR CR	COM	464288646	5	45 SH		SHARED			45
NUVEEN MULTI-CURRENCY SH	COM	67090N109	117	9423 SH		SHARED			9423
PUTNAM PREMIER INCOME TRUST	COM	746853100	99	18435 SH	SHARED			18435
ADVENT CLAYMORE CONVERT		COM	007639107	118	18355 SH	SHARED			18355
BLACKROCK MUNI 2020 TERM TRS	COM	09249X109	39	2400 SH		SHARED			2400
NUVEEN PENNSYLVANIA MUNICI	COM	67074K105	121	7850 SH		SHARED			7850
PROSHARES ULTRASH 20+Y TR	COM	74347R297	189	11950 SH	SHARED			11950
AMERICAN STRATEGIC INC III	COM	03009T101	158	22511 SH	SHARED			22511
AMERICAN STRATEGIC INCOME II	COM	030099105	143	16450 SH	SHARED			16450
AMERICAN SELECT PORTFOLIO	COM	029570108	118	11219 SH	SHARED			11219
SPDR NUVEEN BARCLAYS CAP	COM	78464A425	86	3500 SH		SHARED			3500
MARKET VECTORS INVEST GR	COM	57060U514	25	1071 SH		SHARED			1071
BARCLAYS PLC-SPONS ADR		COM	91232N908	159	6275 SH		SHARED			6275
UNITED STATES OIL FUND LP	CALL	91232N908	34	1250 SH		SOLE		1250
GOLD MINER ETF			CALL	57060U900	13	200 SH		SOLE		200
FREEPORT-MCMORAN COPP		CALL	35671D907	18	250 SH		SOLE		250
AAPL INC			CALL	037833900	3	5 SH		SOLE		5
ISHARES MSCI BRAZIL		CALL	464286900	11	250 SH		SOLE		250
PROSHARES ULTRASH 20+ YR	CALL	74347R907	35	1780 SH		SOLE		1780
ENERGY SELECT SECT SPDR		CALL	813694906	12	100 SH		SOLE		100